Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 22, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	QUAKER INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 033-38074
Investment Company Act Registration No: 811-06260
Quaker Event Arbitrage Fund (S000028027)
Quaker Global Tactical Allocation Fund (S000013296)
Quaker Mid-Cap Value Fund (S000008770)
Quaker Small-Cap Value Fund (S000008771)
Quaker Strategic Growth Fund (S000008762)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment (“PEA”) No. 71 under the 1933 Act and Amendment No. 69 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

This PEA No. 71 hereby incorporates Parts A, B and C from the Trust’s PEA No. 70 on Form N-1A filed October 31, 2016.  This PEA No. 71 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 70 (Accession No. 0000898531-16-001032) to the Trust’s Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust